Personnel benefits (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Salaries	$ 37,440,628	$ 36,440,043	$ 38,081,186
Other short term personnel benefits	13,820,668	10,535,005	8,168,604
Social security charges	11,746,203	10,807,161	10,395,529
Personnel compensations and rewards	2,851,951	1,453,204	1,284,268
Personnel services	1,512,186	1,143,901	1,275,827
Termination benefits	224,244	252,580	243,408
Fees to Bank Directors and Supervisory Committee	114,791	127,768	176,967
Other long term benefits	381,568	361,501	293,759
TOTAL	$ 68,092,239	$ 61,121,163	$ 59,919,548